BACKLOG ASSET / DEFERRED CHARTER REVENUE	12 Months Ended
Dec. 31, 2013
Back Log Asset Deferred Charter Revenue Disclosure [Abstract]
BACKLOG ASSET / DEFERRED CHARTER REVENUE
9. BACKLOG ASSET / DEFERRED CHARTER REVENUE

The movement of the backlog asset and the deferred charter revenue for the three year period ended December 31, 2013 was as follows:

	Backlog Asset	Deferred Charter Revenue

Balance at December 31, 2010	$54,657	$567
Amortization	(8,697)	(567)
Impairment loss	(43,214)	-
Balance at December 31, 2011	$2,746	$-
Amortization	(1,603)	-
Impairment loss	(1,143)	-
Balance at December 31, 2012	$-	$-
Amortization	-	-
Impairment loss	-	-
Balance at December 31, 2013	$-	$-

As a result of the business combination disclosed in Note 7, the transaction related to two Kamsarmaxes vessels under construction during 2010, and the July 2010 acquisition of five dry bulk vessels, the Company acquired backlog assets of $9,833, $27,677 and $25,509, respectively, during the year ended December 31, 2010.

Impairment of backlog assets

As a result of the change of the terms of the charter party agreement of the vessel Markela, during the year ended December 31, 2012, an impairment charge of the then unamortized portion of $1,143 was recorded and is included within “Impairment losses” from continuing operations.

As a result of the impairment testing of the vessel asset groups, certain backlog assets related to the vessels Newlead Tomi, Navios Serenity, Newlead Gujarat and Handysize Hull 4029 were considered impaired as of December 31, 2011 and an impairment charge totaling $43,214 was recorded and is included in Loss from discontinued operations. See Note 3 for the details related to the impairment tests of the vessel asset groups.